Borrowings - Schedule of Long Term Borrowings (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Convertible debenture (note c)	$ 403,167	$ 0	$ 23,032,002
Secured debentures (note a)	2,260,838	3,198,569	0
Loans from banks (note b)	337,561	307,228	159,951
Less: current portion of long-term borrowings	(2,393,383)	(2,852,528)	(63,983)
Long term borrowings	$ 608,183	$ 653,269	$ 23,127,970